SCHEDULE OF RIGHT USE OF ASSET (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Office lease (24 months)	$ 48,662	$ 48,662
Less accumulated amortization	(48,662)	(26,980)
Right-of-use asset, net		$ 21,682